Advances to Joint Venture Partner and Equity Accounted Joint Ventures - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended						0 Months Ended	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Exmar LPG BVBA [Member]	Feb. 28, 2013 Exmar LPG BVBA [Member]	Jun. 30, 2014 Exmar LPG BVBA [Member] LIBOR [Member]	Jun. 30, 2014 Excalibur Joint Venture [Member]	Jun. 30, 2014 Excalibur Joint Venture [Member] LIBOR [Member]	Feb. 01, 2014 Teekay Tangguh Joint Venture [Member]	Jun. 30, 2014 Teekay Tangguh Joint Venture [Member]	Dec. 31, 2013 Teekay Tangguh Joint Venture [Member]	Dec. 31, 2013 P.T. Berlian Laju Tanker [Member]	Feb. 01, 2014 Teekay Tangguh Joint Venture and Pt Berlian Laju Tanker [Member]
Investments in and Advances to Affiliates [Line Items]
Advances to joint venture partner		$ 14,364,000								$ 10,200,000	$ 4,200,000	$ 14,400,000
Partnership owns percentage in joint venture									69.00%
Interest bearing percentage					2.00%		0.50%				8.00%
Dividends declared								69,500,000
Partnership owns percentage in joint venture			50.00%	50.00%		50.00%
Advances to equity accounted joint ventures			81,700,000	67,900,000		3,000,000
Unpaid interest to partners	$ 800,000	$ 400,000
Repayment term	No fixed repayment terms